Stockholders' Equity - Convertible Preferred Stock (Detail)	1 Months Ended	6 Months Ended
	Jun. 30, 2016 $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares
Convertible Preferred Stock
Minimum IPO price for conversion | $		$ 50.0
Stock conversion description		Each share of preferred stock shall be automatically converted into shares of common stock immediately upon the earlier of (i) the consummation of a firmly underwritten public offering pursuant to the Securities Act of 1933, as amended, the public offering price of which is not less than $50.0 million in aggregate; or (ii) the date specified by the written consent of holders of a majority of the outstanding shares of preferred stock, voting together as a class of shares on an as-converted basis.
Conversion basis		Preferred Stock has the right to one vote for each share of common stock
Minimum number of share required for voting | shares		2,000,000
Voting description		As long as a majority of the shares of Series A preferred stock originally issued remain outstanding, the holders of such shares, voting as a separate class, shall be entitled to elect one director. As long as a majority of the shares of Series B preferred stock originally issued remain outstanding, the holders of such shares, voting as a separate class, shall be entitled to elect one director. As long as at least 2,000,000 shares of Series D preferred stock are outstanding, the holders of such shares, voting as a separate class, shall be entitled to elect one director. The holders of common stock, voting as a separate class, shall be entitled to elect two directors. The holders of shares of Preferred Stock and common stock, voting together as a single class on an as-converted basis, shall be entitled to elect the remaining directors of the Company.
Common Class B
Convertible Preferred Stock
Shares upon automatic conversion (in shares) | shares	54,508,441
Conversion ratio	1
Series A Preferred Stock
Convertible Preferred Stock
Original issue price per share	$ 0.35	$ 0.35
Series B Preferred Stock
Convertible Preferred Stock
Original issue price per share	1.05	1.05
Series C Preferred Stock
Convertible Preferred Stock
Original issue price per share	2.99	2.99
Series D Preferred Stock
Convertible Preferred Stock
Original issue price per share	7.42	7.42
Series E Preferred Stock
Convertible Preferred Stock
Original issue price per share	11.31	11.31
Series T Preferred Stock
Convertible Preferred Stock
Original issue price per share	$ 0.01	$ 0.01